Share based compensation (Changes in service-based share options activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Outstanding	1,752,270	5,546,983
Granted	1,100,000		745,000
Forfeited	(35,983)	(723,023)
Exercised	(178,395)	(3,071,690)
Outstanding	2,637,892	1,752,270	5,546,983
Vested and expected to vest	2,637,892
Exercisable	1,042,470
Weighted Average Exercise Price
Outstanding	$ 6.7	$ 3.15
Granted	2.34
Forfeited	13.71	7.32
Exercised	0.95	0.15
Outstanding	5.18	$ 6.7	$ 3.15
Vested and expected to vest	5.18
Exercisable	$ 6.39
Weighted Average Remaining Contractual Life In years
Outstanding	7 years 5 months 1 day	6 years 8 months 23 days	6 years 7 months 6 days
Vested and expected to vest	7 years 5 months 1 day
Exercisable	5 years 5 months 26 days
Weighted Average fair value at grant date
Outstanding (in dollars per share)	$ 6.27	$ 3.36
Granted (in dollars per share)	1.49
Forfeited (in dollars per share)	8.64	8.11
Exercised (in dollars per share)	5.49	0.59
Outstanding (in dollars per share)	$ 4.30	$ 6.27	$ 3.36
Aggregate Intrinsic Value
Outstanding	$ 4,289	$ 38,994
Exercised	351	14,928
Vested and expected to vest	2,420
Exercisable	1,380
Outstanding	$ 2,420	$ 4,289	$ 38,994